Comprehensive Income	12 Months Ended
Dec. 31, 2019
Comprehensive Income	COMPREHENSIVE INCOME

The disclosures in this note apply to all Registrants except for AEPTCo. AEPTCo does not have any components of other comprehensive income for any period presented in the financial statements.

Presentation of Comprehensive Income

The following tables provide the components of changes in AOCI and details of reclassifications from AOCI for the years ended December 31, 2019, 2018 and 2017.  The amortization of pension and OPEB AOCI components are included in the computation of net periodic pension and OPEB costs. See Note 8 - Benefit Plans for additional details.

AEP

	Cash Flow Hedges			Pension and OPEB
For the Year Ended December 31, 2019	Commodity	Interest Rate		Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2018	$(23.0)	$(12.6)		$136.3	$(221.1)	$(120.4)
Change in Fair Value Recognized in AOCI	(127.2)	(0.2)	(a)	—	57.7	(69.7)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues (b)	(0.2)	—		—	—	(0.2)
Purchased Electricity for Resale (b)	59.5	—		—	—	59.5
Interest Expense (b)	—	1.5		—	—	1.5
Amortization of Prior Service Cost (Credit)	—	—		(19.2)	—	(19.2)
Amortization of Actuarial (Gains) Losses	—	—		12.1	—	12.1
Reclassifications from AOCI, before Income Tax (Expense) Benefit	59.3	1.5		(7.1)	—	53.7
Income Tax (Expense) Benefit	12.6	0.2		(1.5)	—	11.3
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	46.7	1.3		(5.6)	—	42.4
Net Current Period Other Comprehensive Income (Loss)	(80.5)	1.1		(5.6)	57.7	(27.3)
Balance in AOCI as of December 31, 2019	$(103.5)	$(11.5)		$130.7	$(163.4)	$(147.7)

AEP

	Cash Flow Hedges			Pension and OPEB
For the Year Ended December 31, 2018	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2017	$(28.4)	$(13.0)	$11.9	$141.6	$(179.9)	$(67.8)
Change in Fair Value Recognized in AOCI	37.3	2.3	—	—	(33.0)	6.6
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues (b)	(0.1)	—	—	—	—	(0.1)
Purchased Electricity for Resale (b)	(32.6)	—	—	—	—	(32.6)
Interest Expense (b)	—	1.1	—	—	—	1.1
Amortization of Prior Service Cost (Credit)	—	—	—	(19.5)	—	(19.5)
Amortization of Actuarial (Gains) Losses	—	—	—	12.8	—	12.8
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(32.7)	1.1	—	(6.7)	—	(38.3)
Income Tax (Expense) Benefit	(6.9)	0.3	—	(1.4)	—	(8.0)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(25.8)	0.8	—	(5.3)	—	(30.3)
Net Current Period Other Comprehensive Income (Loss)	11.5	3.1	—	(5.3)	(33.0)	(23.7)
ASU 2018-02 Adoption	(6.1)	(2.7)	—	—	(8.2)	(17.0)
ASU 2016-01 Adoption	—	—	(11.9)	—	—	(11.9)
Balance in AOCI as of December 31, 2018	$(23.0)	$(12.6)	$—	$136.3	$(221.1)	$(120.4)

	Cash Flow Hedges			Pension and OPEB
For the Year Ended December 31, 2017	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2016	$(23.1)	$(15.7)	$8.4	$140.5	$(266.4)	$(156.3)
Change in Fair Value Recognized in AOCI	(20.4)	1.6	3.5	—	86.5	71.2
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues (b)	(5.6)	—	—	—	—	(5.6)
Purchased Electricity for Resale (b)	28.8	—	—	—	—	28.8
Interest Expense (b)	—	1.5	—	—	—	1.5
Amortization of Prior Service Cost (Credit)	—	—	—	(19.6)	—	(19.6)
Amortization of Actuarial (Gains) Losses	—	—	—	21.3	—	21.3
Reclassifications from AOCI, before Income Tax (Expense) Benefit	23.2	1.5	—	1.7	—	26.4
Income Tax (Expense) Benefit	8.1	0.4	—	0.6	—	9.1
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	15.1	1.1	—	1.1	—	17.3
Net Current Period Other Comprehensive Income (Loss)	(5.3)	2.7	3.5	1.1	86.5	88.5
Balance in AOCI as of December 31, 2017	$(28.4)	$(13.0)	$11.9	$141.6	$(179.9)	$(67.8)

AEP Texas

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
For the Year Ended December 31, 2019	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2018	$(4.4)	$4.7	$(15.4)	$(15.1)
Change in Fair Value Recognized in AOCI	—	—	1.1	1.1
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	1.3	—	—	1.3
Amortization of Prior Service Cost (Credit)	—	(0.1)	—	(0.1)
Amortization of Actuarial (Gains) Losses	—	0.3	—	0.3
Reclassifications from AOCI, before Income Tax (Expense) Benefit	1.3	0.2	—	1.5
Income Tax (Expense) Benefit	0.3	—	—	0.3
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.0	0.2	—	1.2
Net Current Period Other Comprehensive Income (Loss)	1.0	0.2	1.1	2.3
Balance in AOCI as of December 31, 2019	$(3.4)	$4.9	$(14.3)	$(12.8)

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
For the Year Ended December 31, 2018	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2017	$(4.5)	$4.5	$(12.6)	$(12.6)
Change in Fair Value Recognized in AOCI	—	—	(1.0)	(1.0)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	1.3	—	—	1.3
Amortization of Prior Service Cost (Credit)	—	(0.1)	—	(0.1)
Amortization of Actuarial (Gains) Losses	—	0.4	—	0.4
Reclassifications from AOCI, before Income Tax (Expense) Benefit	1.3	0.3	—	1.6
Income Tax (Expense) Benefit	0.3	0.1	—	0.4
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.0	0.2	—	1.2
Net Current Period Other Comprehensive Income (Loss)	1.0	0.2	(1.0)	0.2
ASU 2018-02 Adoption	(0.9)	—	(1.8)	(2.7)
Balance in AOCI as of December 31, 2018	$(4.4)	$4.7	$(15.4)	$(15.1)

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
For the Year Ended December 31, 2017	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2016	$(5.4)	$4.2	$(13.7)	$(14.9)
Change in Fair Value Recognized in AOCI	—	—	1.1	1.1
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	1.3	—	—	1.3
Amortization of Prior Service Cost (Credit)	—	(0.1)	—	(0.1)
Amortization of Actuarial (Gains) Losses	—	0.5	—	0.5
Reclassifications from AOCI, before Income Tax (Expense) Benefit	1.3	0.4	—	1.7
Income Tax (Expense) Benefit	0.4	0.1	—	0.5
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	0.9	0.3	—	1.2
Net Current Period Other Comprehensive Income (Loss)	0.9	0.3	1.1	2.3
Balance in AOCI as of December 31, 2017	$(4.5)	$4.5	$(12.6)	$(12.6)

APCo

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
For the Year Ended December 31, 2019	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2018	$1.8	$11.7	$(18.5)	$(5.0)
Change in Fair Value Recognized in AOCI	—	—	13.4	13.4
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	(1.1)	—	—	(1.1)
Amortization of Prior Service Cost (Credit)	—	(5.3)	—	(5.3)
Amortization of Actuarial (Gains) Losses	—	2.1	—	2.1
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(1.1)	(3.2)	—	(4.3)
Income Tax (Expense) Benefit	(0.2)	(0.7)	—	(0.9)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(0.9)	(2.5)	—	(3.4)
Net Current Period Other Comprehensive Income (Loss)	(0.9)	(2.5)	13.4	10.0
Balance in AOCI as of December 31, 2019	$0.9	$9.2	$(5.1)	$5.0

			Pension and OPEB
	Cash Flow Hedges		Amortization	Changes in
		Interest	of Deferred	Funded
For the Year Ended December 31, 2018	Commodity	Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2017	$—	$2.2	$14.8	$(15.7)	$1.3
Change in Fair Value Recognized in AOCI	(0.7)	—	—	(2.6)	(3.3)
Amount of (Gain) Loss Reclassified from AOCI
Purchased Electricity for Resale (b)	0.9	—	—	—	0.9
Interest Expense (b)	—	(1.1)	—	—	(1.1)
Amortization of Prior Service Cost (Credit)	—	—	(5.2)	—	(5.2)
Amortization of Actuarial (Gains) Losses	—	—	1.3	—	1.3
Reclassifications from AOCI, before Income Tax (Expense) Benefit	0.9	(1.1)	(3.9)	—	(4.1)
Income Tax (Expense) Benefit	0.2	(0.2)	(0.8)	—	(0.8)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	0.7	(0.9)	(3.1)	—	(3.3)
Net Current Period Other Comprehensive Income (Loss)	—	(0.9)	(3.1)	(2.6)	(6.6)
ASU 2018-02 Adoption	—	0.5	—	(0.2)	0.3
Balance in AOCI as of December 31, 2018	$—	$1.8	$11.7	$(18.5)	$(5.0)

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
For the Year Ended December 31, 2017	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2016	$2.9	$16.0	$(27.3)	$(8.4)
Change in Fair Value Recognized in AOCI	—	—	11.6	11.6
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	(1.1)	—	—	(1.1)
Amortization of Prior Service Cost (Credit)	—	(5.2)	—	(5.2)
Amortization of Actuarial (Gains) Losses	—	3.4	—	3.4
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(1.1)	(1.8)	—	(2.9)
Income Tax (Expense) Benefit	(0.4)	(0.6)	—	(1.0)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(0.7)	(1.2)	—	(1.9)
Net Current Period Other Comprehensive Income (Loss)	(0.7)	(1.2)	11.6	9.7
Balance in AOCI as of December 31, 2017	$2.2	$14.8	$(15.7)	$1.3

I&M

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
For the Year Ended December 31, 2019	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2018	$(11.5)	$5.1	$(7.4)	$(13.8)
Change in Fair Value Recognized in AOCI	—	—	0.8	0.8
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	2.0	—	—	2.0
Amortization of Prior Service Cost (Credit)	—	(0.8)	—	(0.8)
Amortization of Actuarial (Gains) Losses	—	0.6	—	0.6
Reclassifications from AOCI, before Income Tax (Expense) Benefit	2.0	(0.2)	—	1.8
Income Tax (Expense) Benefit	0.4	—	—	0.4
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.6	(0.2)	—	1.4
Net Current Period Other Comprehensive Income (Loss)	1.6	(0.2)	0.8	2.2
Balance in AOCI as of December 31, 2019	$(9.9)	$4.9	$(6.6)	$(11.6)

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
For the Year Ended December 31, 2018	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2017	$(10.7)	$5.1	$(6.5)	$(12.1)
Change in Fair Value Recognized in AOCI	—	—	(0.6)	(0.6)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	2.0	—	—	2.0
Amortization of Prior Service Cost (Credit)	—	(0.8)	—	(0.8)
Amortization of Actuarial (Gains) Losses	—	0.8	—	0.8
Reclassifications from AOCI, before Income Tax (Expense) Benefit	2.0	—	—	2.0
Income Tax (Expense) Benefit	0.4	—	—	0.4
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.6	—	—	1.6
Net Current Period Other Comprehensive Income (Loss)	1.6	—	(0.6)	1.0
ASU 2018-02 Adoption	(2.4)	—	(0.3)	(2.7)
Balance in AOCI as of December 31, 2018	$(11.5)	$5.1	$(7.4)	$(13.8)

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
For the Year Ended December 31, 2017	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2016	$(12.0)	$5.1	$(9.3)	$(16.2)
Change in Fair Value Recognized in AOCI	—	—	2.8	2.8
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	2.0	—	—	2.0
Amortization of Prior Service Cost (Credit)	—	(0.9)	—	(0.9)
Amortization of Actuarial (Gains) Losses	—	0.9	—	0.9
Reclassifications from AOCI, before Income Tax (Expense) Benefit	2.0	—	—	2.0
Income Tax (Expense) Benefit	0.7	—	—	0.7
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.3	—	—	1.3
Net Current Period Other Comprehensive Income (Loss)	1.3	—	2.8	4.1
Balance in AOCI as of December 31, 2017	$(10.7)	$5.1	$(6.5)	$(12.1)

OPCo

Cash Flow Hedge –
For the Year Ended December 31, 2019	Interest Rate
(in millions)
Balance in AOCI as of December 31, 2018	$1.0
Change in Fair Value Recognized in AOCI	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	(1.3)
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(1.3)
Income Tax (Expense) Benefit	(0.3)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(1.0)
Net Current Period Other Comprehensive Income (Loss)	(1.0)
Balance in AOCI as of December 31, 2019	$—

Cash Flow Hedge –
For the Year Ended December 31, 2018	Interest Rate
(in millions)
Balance in AOCI as of December 31, 2017	$1.9
Change in Fair Value Recognized in AOCI	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	(1.7)
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(1.7)
Income Tax (Expense) Benefit	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(1.3)
Net Current Period Other Comprehensive Income (Loss)	(1.3)
ASU 2018-02 Adoption	0.4
Balance in AOCI as of December 31, 2018	$1.0

Cash Flow Hedge –
For the Year Ended December 31, 2017	Interest Rate
(in millions)
Balance in AOCI as of December 31, 2016	$3.0
Change in Fair Value Recognized in AOCI	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	(1.7)
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(1.7)
Income Tax (Expense) Benefit	(0.6)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(1.1)
Net Current Period Other Comprehensive Income (Loss)	(1.1)
Balance in AOCI as of December 31, 2017	$1.9

PSO

Cash Flow Hedge –
For the Year Ended December 31, 2019	Interest Rate
(in millions)
Balance in AOCI as of December 31, 2018	$2.1
Change in Fair Value Recognized in AOCI	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	(1.3)
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(1.3)
Income Tax (Expense) Benefit	(0.3)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(1.0)
Net Current Period Other Comprehensive Income (Loss)	(1.0)
Balance in AOCI as of December 31, 2019	$1.1

Cash Flow Hedge –
For the Year Ended December 31, 2018	Interest Rate
(in millions)
Balance in AOCI as of December 31, 2017	$2.6
Change in Fair Value Recognized in AOCI	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	(1.3)
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(1.3)
Income Tax (Expense) Benefit	(0.3)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(1.0)
Net Current Period Other Comprehensive Income (Loss)	(1.0)
ASU 2018-02 Adoption	0.5
Balance in AOCI as of December 31, 2018	$2.1

Cash Flow Hedge –
For the Year Ended December 31, 2017	Interest Rate
(in millions)
Balance in AOCI as of December 31, 2016	$3.4
Change in Fair Value Recognized in AOCI	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	(1.3)
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(1.3)
Income Tax (Expense) Benefit	(0.5)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(0.8)
Net Current Period Other Comprehensive Income (Loss)	(0.8)
Balance in AOCI as of December 31, 2017	$2.6

SWEPCo

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
For the Year Ended December 31, 2019	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2018	$(3.3)	$(0.2)	$(1.9)	$(5.4)
Change in Fair Value Recognized in AOCI	—	—	3.7	3.7
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	1.9	—	—	1.9
Amortization of Prior Service Cost (Credit)	—	(2.0)	—	(2.0)
Amortization of Actuarial (Gains) Losses	—	0.6	—	0.6
Reclassifications from AOCI, before Income Tax (Expense) Benefit	1.9	(1.4)	—	0.5
Income Tax (Expense) Benefit	0.4	(0.3)	—	0.1
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.5	(1.1)	—	0.4
Net Current Period Other Comprehensive Income (Loss)	1.5	(1.1)	3.7	4.1
Balance in AOCI as of December 31, 2019	$(1.8)	$(1.3)	$1.8	$(1.3)

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
For the Year Ended December 31, 2018	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2017	$(6.0)	$1.2	$0.8	$(4.0)
Change in Fair Value Recognized in AOCI	2.3	—	(3.1)	(0.8)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	2.1	—	—	2.1
Amortization of Prior Service Cost (Credit)	—	(2.0)	—	(2.0)
Amortization of Actuarial (Gains) Losses	—	0.2	—	0.2
Reclassifications from AOCI, before Income Tax (Expense) Benefit	2.1	(1.8)	—	0.3
Income Tax (Expense) Benefit	0.4	(0.4)	—	—
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.7	(1.4)	—	0.3
Net Current Period Other Comprehensive Income (Loss)	4.0	(1.4)	(3.1)	(0.5)
ASU 2018-02 Adoption	(1.3)	—	0.4	(0.9)
Balance in AOCI as of December 31, 2018	$(3.3)	$(0.2)	$(1.9)	$(5.4)

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
For the Year Ended December 31, 2017	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2016	$(7.4)	$1.9	$(3.9)	$(9.4)
Change in Fair Value Recognized in AOCI	—	—	4.7	4.7
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (b)	2.2	—	—	2.2
Amortization of Prior Service Cost (Credit)	—	(2.0)	—	(2.0)
Amortization of Actuarial (Gains) Losses	—	0.9	—	0.9
Reclassifications from AOCI, before Income Tax (Expense) Benefit	2.2	(1.1)	—	1.1
Income Tax (Expense) Benefit	0.8	(0.4)	—	0.4
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.4	(0.7)	—	0.7
Net Current Period Other Comprehensive Income (Loss)	1.4	(0.7)	4.7	5.4
Balance in AOCI as of December 31, 2017	$(6.0)	$1.2	$0.8	$(4.0)

(a)
The change in fair value includes $4 million related to AEP's investment in joint venture wind farms acquired as part of the purchase of Sempra Renewables LLC for the year ended December 31, 2019. See “Sempra Renewables LLC” section of Note 17 for additional information.

(b)
Amounts reclassified to the referenced line item on the statements of income.